Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
19.	Supplemental Cash Flow Information

a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2015, 2014, and 2013 are as follows:

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Accounts receivable and interest receivable	(13,506)	(8,464)	(9,189)
Pool receivables from affiliates	(27,481)	(24,489)	(1,664)
Due from affiliates	12,361	(14,511)	(3,204)
Prepaid expenses and other current assets	(11,400)	987	(647)
Accounts payable and accrued liabilities	32,876	(3,174)	2,084
Due to affiliates	(12,181)	(928)	7,731
Deferred revenue	2,039	(2,324)	(1,603)
Other	(8,588)	1,999	(141)

	(25,880)	(50,904)	(6,633)

b.

Cash interest paid (including interest paid by the Entities under Common Control) during years ended December 31, 2015, 2014, and 2013 totalled $22.8 million, $18.3 million, and $18.9 million, respectively.

c.

The portion of the consideration paid to Teekay for the acquisition of a 50% interest in TTOL consisting of 4.2 million of Class B common shares was treated as a non-cash transaction in the Company’s consolidated statements of cash flows (see note 8c).